SCHEDULE OF ACTIVITY IN DERIVATIVE LIABILITIES ACCOUNT (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Offsetting Assets [Line Items]
Derivative liabilities	$ 1,233,679	$ 5,925,214	$ 5,925,214
Addition to liabilities for new debt/shares issued	542,027
Elimination of liabilities in debt conversions	(30,758)
Change in fair value	(1,025,685)	$ (4,556,954)	(5,108,229)	$ (8,979,516)
Derivative liabilities	719,263		1,233,679	$ 5,925,214
Convertible Notes Payable [Member]
Offsetting Assets [Line Items]
Derivative liabilities	740,157
Addition to liabilities for new debt/shares issued	542,027
Elimination of liabilities in debt conversions	(30,758)
Change in fair value	(532,163)
Derivative liabilities	719,263		740,157
Equity Option [Member]
Offsetting Assets [Line Items]
Derivative liabilities	493,522
Addition to liabilities for new debt/shares issued
Elimination of liabilities in debt conversions
Change in fair value	(493,522)
Derivative liabilities			$ 493,522